Business Combinations and Acquisition of Non-controlling Interests - Summary of Consideration Transferred (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Oct. 29, 2019	May 31, 2019	Dec. 31, 2017	Jan. 23, 2017	Dec. 21, 2015
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Business combinations and acquisition of non-controlling interests
Capitalization of advances for future capital increases					R$ 5,300
Fair value of previously held investment					32,066
Fair value of forward contract					30,144
Consideration transferred				R$ 67,510	R$ 67,510	R$ 12,300
Nave a Vela Ltda. ("Nave")
Business combinations and acquisition of non-controlling interests
Cash paid	R$ 21,098	R$ 21,098
Fair value of previously held investment		7,368
Fair value of forward contract		29,728
Consideration transferred	R$ 58,194	R$ 58,194	R$ 4,200